FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Trade Receivables Aging (Details) - Trade receivables - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Financial assets	$ 668.8	$ 542.4
0-60 days
Disclosure of provision matrix [line items]
Financial assets	543.8	394.9
60-90 days
Disclosure of provision matrix [line items]
Financial assets	47.3	61.2
91+ days
Disclosure of provision matrix [line items]
Financial assets	$ 77.7	$ 86.3